Victory SP 500 Index Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		14.66%		13.33%		13.96%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		16.92%		13.44%		13.77%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		17.48%		13.94%		14.35%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.33%		11.63%		11.74%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.85%		10.78%		11.13%